Deferred Tax Assets and Liabilities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current deferred tax assets	$ 92	[1]	$ 101	[1]	$ 96
Noncurrent deferred tax assets	54	[1]	216	[1]	143
Other current deferred liabilities	3		2
Noncurrent deferred tax liabilities	$ 308		$ 323		$ 311

[1]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.